Average Annual Total Returns{- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-15 - Fidelity Strategic Dividend & Income Fund	Fidelity Advisor Strategic Dividend & Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Strategic Dividend & Income Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0611 Past 1 year	F0611 Past 5 years	F0611 Past 10 years
Total	11.81%	10.05%	10.52%	9.17%	8.09%	8.85%	7.85%	7.45%	8.12%	14.28%	10.32%	10.50%	16.80%	10.55%	10.50%	18.96%	11.65%	11.47%	19.11%		13.17%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	18.44%	11.68%	11.80%

[1]	(a)Since inception October 2, 2018.